Apr-15-05 01:38pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-658 P.002/002 F-365

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05048743

NYSE

Cert NYS

1-12970

RECD S.E.C.
APR 15 2005

April 15, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GOLDCORP INC., Series A Common Share Purchase Warrants and Series C Common Share Purchase Warrants and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 15, 2005. Tentative listing date – April 18, 2005.

Sincerely,

Paras Madho

PROCESSED
APR 20 2005
THOMSON
FINANCIAL